Benefit Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended									12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2005 Long-Term Incentive Plan (LTIP) [Member]	Dec. 31, 2010 Non-Vested Share Awards [Member] years	May 31, 2009 Non-Vested Share Awards [Member]	Dec. 31, 2010 Share Options Award [Member] years	Dec. 31, 2010 Performance Awards [Member] years	Dec. 31, 2009 Performance Awards [Member]	Dec. 31, 2010 Savings Plan [Member]	Dec. 31, 2009 Savings Plan [Member]	Dec. 31, 2008 Savings Plan [Member]	Dec. 31, 2005 Predecessor Incentive Plan [Member]	Dec. 31, 2010 Maximum [Member] Non-Vested Share Awards [Member]	Dec. 31, 2005 Maximum [Member] Non-Vested Share Awards [Member]	Dec. 31, 2010 Maximum [Member] Share Options Award [Member]	Nov. 30, 2009 Maximum [Member] Performance Awards [Member]	Dec. 31, 2010 Maximum [Member] Savings Plan [Member]	Dec. 31, 2010 Minimum [Member] Non-Vested Share Awards [Member]	May 31, 2009 Minimum [Member] Non-Vested Share Awards [Member]	Dec. 31, 2010 Minimum [Member] Share Options Award [Member]
Benefit Plans [Line Items]
Shares reserved for issuance as awards				10,000,000	2,300,000	6,000,000	4,100,000			1,000,000					2,500,000	7,500,000	2,500,000			2,500,000
Unrecognized compensation cost on awards					$ 65.3		$ 2.9	$ 10.3
Recognized compensation cost, weighted-average period in years					2.9		1.6	1.7
Share option awards, exercisable, increment, term																four					three
Share option awards, expiration, term							7
Share option awards, outstanding	1,321,000	1,213,000					1,300,000
Share option awards, exercisable, period in years								three
Performance awards, granted, aggregate grant-date fair value								4.3	12.1
Performance awards, vested, aggregate fair value								2.4
Recognized compensation expense	24.8	21.2	14.3					9.9	1.9
Profit sharing contribution provisions										16.2	14.2	16.6
Employee match										100.00%
Maximum percentage of eligible employee compensation to be matched by employer																		5.00%
Defined Contribution Plan, Contributions by Employer										$ 5.0	$ 4.1	$ 5.0
Share awards, vest rate													10.00%	33.00%		33.00%			20.00%		25.00%